Fresh Start Reporting - Settlement of the company's Predecessor first and second lien debt obligations (Details) - shares	1 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	May 31, 2019	Mar. 31, 2020	Jan. 31, 2021	Dec. 31, 2019	Apr. 30, 2021
Class A Common Stock [Member]
Debt Instrument [Line Items]
Newly issued shares				0
Class B Common Stock [Member]
Debt Instrument [Line Items]
Newly issued shares	8,625,000	0		17,250,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Debt Instrument [Line Items]
Number of warrants to purchase additional common shares			705,882		705,882
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Class A Common Stock [Member] | First Lien
Debt Instrument [Line Items]
Newly issued shares			3,840,000
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Class B Common Stock [Member] | Second Lien
Debt Instrument [Line Items]
Newly issued shares			160,000